INVENTORY	9 Months Ended
Sep. 30, 2024
INVENTORY

5. INVENTORY

	September 30, 2024	December 31, 2023
Process material stockpiles	$3,482	$4,050
Concentrate inventory	4,328	2,448
Materials and supplies	3,064	2,328
	$10,874	$8,826

The amount of inventory recognized as an expense for the three and nine months ended September 30, 2024 totalled $8,725 and $28,485 (three and nine months ended September 30, 2023 – $9,948 and $26,006). See Note 13 for further details.

During the nine months ended September 30, 2024, the Company wrote down Nil of materials and supplies inventory due to obsolescence (September 30, 2023 – 84).